CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Apr. 01, 2012	Mar. 27, 2011
Current Assets:
Cash and cash equivalents	$ 20,644	$ 4,038
Cash and cash equivalents, restricted	1,095
Receivables, net	2,515	2,207
Inventories	5,228	5,668
Income tax receivable	19	515
Prepaid expenses and other current assets	2,853	1,802
Investment securities, available for sale - restricted	545	619
Deferred income tax asset, net	1,973	322
Total current assets	34,872	15,171
Property and equipment, net	172,043	182,992
Goodwill	6,896	6,896
Deferred income tax asset, net	10,758	10,053
Other assets, net	4,854	5,770
Total assets	229,423	220,882
Current Liabilities:
Accounts payable	12,614	8,121
Accrued expenses	30,226	25,346
Total current liabilities	42,840	33,467
Deferred obligations under operating leases	15,214	14,268
Borrowings under line of credit		5,689
Other long-term liabilities	565	1,025
Total liabilities	58,619	54,449
Commitments and Contingencies (Notes 8, 13 and 17)
Convertible Preferred Stock - $1.00 par value; authorized - 5,000,000 shares; Series B mandatory redeemable convertible preferred stock - authorized, issued and outstanding - 0 and 800,000 shares, respectively		19,710
Stockholders' Equity:
Additional paid-in capital	96,430	73,601
Retained earnings	72,543	71,849
Treasury stock, at cost - 0 and 46,667 shares, respectively		(383)
Accumulated other comprehensive income, net of tax	40	46
Total stockholders' equity	170,804	146,723
Total liabilities, convertible preferred stock and stockholders' equity	229,423	220,882
Common Stock
Stockholders' Equity:
Common stock	1,791	555
Class A Common Stock
Stockholders' Equity:
Common stock		$ 1,055